Basis of preparation	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation:
(a)    Statement of compliance:
These consolidated financial statements of the Corporation have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on March 13, 2025.
Details of the Corporation's material accounting policies are included in note 4.
(b)    Basis of measurement:
The consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statements of financial position:
•Financial assets classified as measured at fair value through profit or loss (FVTPL); and
•Employee future benefits liability is recognized as the net of the present value of the defined benefit obligation, less the fair value of plan assets until settled in the year ended December 31, 2024
(c)    Functional and presentation currency:
These consolidated financial statements are presented in U.S. dollars, which is the Corporation’s functional currency.
(d)    Use of estimates:
The preparation of the consolidated financial statements in conformity with IFRS requires the Corporation’s management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Significant areas having estimation uncertainty include revenue recognition, asset impairment (including goodwill, intangible assets, and property, plant, and equipment), warranty provision, inventory and onerous contract provisions, and fair value measurement (including long-term financial investments). These estimates and judgments are discussed further in note 5.
2.     Basis of preparation (cont'd):
(e)    Future operations:
The Corporation is required to assess its ability to continue as a going concern or whether substantial doubt exists as to the Corporation’s ability to continue as a going concern into the foreseeable future. The Corporation’s ability to continue as a going concern and realize its assets and discharge its liabilities and commitments in the normal course of business is dependent upon the Corporation having adequate liquidity and achieving profitable operations that are sustainable. The Corporation's liquidity objective to remain a going concern into the foreseeable future is to maintain cash balances sufficient to fund at least six quarters of forecasted cash used by operating activities and contractual commitments.

The Corporation’s strategy to attain this liquidity objective is to continue its drive to attain profitable operations that are sustainable by executing a business plan that continues to focus on revenue growth, improving overall gross margins, maintaining discipline over operating expenses, managing working capital and capital expenditure requirements, and securing additional financing to fund its operations as needed until the Corporation does achieve profitable operations that are sustainable. Failure to implement this plan could have a material adverse effect on the Corporation’s financial condition and or results of operations.